COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Estimated Future Payments Under Natural Gas Contracts [Abstract]
Schedule Of Estimated Future Payments Under Natural Gas Contracts
FUTURE MINIMUM PAYMENTS – SEMPRA ENERGY CONSOLIDATED
(Dollars in millions)
	Storage and
	transportation	Natural gas(1)	Total(1)
2016	$258	$100	$358
2017	243	102	345
2018	217	85	302
2019	150	5	155
2020	46	5	51
Thereafter	186	13	199
Total minimum payments	$1,100	$310	$1,410
(1)	Excludes amounts related to LNG purchase agreements discussed below.

FUTURE MINIMUM PAYMENTS – SOCALGAS
(Dollars in millions)
	Transportation	Natural gas		Total
2016	$127	$	―	$127
2017	114		1	115
2018	92		1	93
2019	48		1	49
2020	23		1	24
Thereafter	105		―	105
Total minimum payments	$509		$4	$513

Schedule Of Payments Under Natural Gas Contracts [Abstract]
Schedule Of Payments Under Natural Gas Contracts
PAYMENTS UNDER NATURAL GAS CONTRACTS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated	$1,200	$1,984	$1,680
SoCalGas	975	1,735	1,464

Schedule Of L N G Commitment Amounts [Abstract]
Schedule Of L N G Commitment Amounts [Text Block]
LNG COMMITMENT AMOUNTS
(Dollars in millions)
2016	$330
2017	432
2018	456
2019	487
2020	534
Thereafter	5,524
Total	$7,763

Schedule Of Payments Under Purchased Power Contracts [Abstract]
Schedule Of Payments Under Purchased Power Contracts
PAYMENTS UNDER PURCHASED-POWER CONTRACTS
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated	$1,573	$1,574	$1,377
SDG&E(1)	715	710	570
(1)	Excludes DWR-allocated contracts. Under an operating agreement with the DWR that expired at the end of 2013, SDG&E acted as a limited agent on behalf of the DWR in the administration of energy contracts, including natural gas procurement functions under the DWR contracts allocated to SDG&E's customers. The commodity costs associated with these contracts are not included in SDG&E's or Sempra Energy's Consolidated Statements of Operations.

Schedule Of Estimated Future Payments Under Purchased Power Contracts [Abstract]
Schedule Of Estimated Future Payments Under Purchased Power Contracts
FUTURE MINIMUM PAYMENTS – PURCHASED-POWER CONTRACTS
(Dollars in millions)
	Sempra
	Energy
	Consolidated	SDG&E
2016	$741	$521
2017	726	504
2018	781	502
2019	776	493
2020	720	430
Thereafter	7,169	6,071
Total minimum payments(1)	$10,913	$8,521
(1)	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.

Schedule Of Operating Leases Rent Expense [Abstract]
Schedule Of Operating Leases, Rent Expense
RENT EXPENSE – OPERATING LEASES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated	$78	$78	$81
SDG&E	27	26	23
SoCalGas	39	38	31

Schedule Of Operating Leases Future Minimum Payments Due [Abstract]
Schedule Of Operating Leases, Future Minimum Payments Due
FUTURE MINIMUM PAYMENTS – OPERATING LEASES
(Dollars in millions)
	Sempra
	Energy
	Consolidated	SDG&E	SoCalGas
2016	$71	$25	$38
2017	71	25	39
2018	63	19	36
2019	57	18	33
2020	50	16	28
Thereafter	283	70	131
Total future minimum rental commitments	$595	$173	$305

Schedule Of Capital Leases Future Minimum Payments Present Value Of Net Minimum Payments [Abstract]
Schedule Of Capital Leases, Future Minimum Payments, Present Value Of Net Minimum Payments
FUTURE MINIMUM PAYMENTS – POWER PURCHASE AGREEMENTS
(Dollars in millions)
2016	$39
2017	77
2018	104
2019	104
2020	104
Thereafter	1,910
Total minimum lease payments(1)	2,338
Less: estimated executory costs	(523)
Less: interest(2)	(1,072)
Present value of net minimum lease payments(3)	$743
(1)	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs, which are recovered in rates.
(2)	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
(3)	Includes $4 million in Current Portion of Long-Term Debt and $239 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2015. Of the present value of net minimum lease payments, $500 million will be recorded as a capital lease obligation when construction of the peaker plant facility is completed and delivery of contracted power commences, which is scheduled to occur in June 2017.

Schedule Of Environmental Remediation Costs Capitalized In Period [Abstract]
Schedule Of Environmental Remediation Costs, Capitalized In Period
CAPITAL EXPENDITURES FOR ENVIRONMENTAL ISSUES
(Dollars in millions)
	Years ended December 31,
	2015	2014	2013
Sempra Energy Consolidated(1)	$64	$45	$31
SDG&E	24	23	13
SoCalGas	39	21	15
(1)	In cases of non-wholly owned affiliates, includes only our share.

Schedule Of Environmental Remediation Costs Status Of Remediation Sites [Abstract]
Schedule Of Environmental Remediation Costs, Status Of Remediation Sites
STATUS OF ENVIRONMENTAL SITES

	# Sites	# Sites
	completed(1)	in process
SDG&E:
Manufactured-gas sites	3	―
Third-party waste-disposal sites	2	1
SoCalGas:
Manufactured-gas sites	39	3
Third-party waste-disposal sites	5	2
(1)	There may be on-going compliance obligations for completed sites, such as regular inspections, adherence to land use covenants and water quality monitoring.

Schedule Of Environmental Loss Contingencies By Site [Abstract]
Schedule of Environmental Loss Contingencies by Site
ACCRUED LIABILITIES FOR ENVIRONMENTAL MATTERS
(Dollars in millions)
		Waste	Former fossil-	Other
	Manufactured-	disposal	fueled power	hazardous
	gas sites	sites (PRP)(1)	plants	waste sites	Total(2)
SDG&E(3)	$ ―	$0.9	$0.7	$0.5	$2.1
SoCalGas(4)	23.1	2.0	―	―	25.1
Other	1.8	1.1	―	15.0	17.9
Total Sempra Energy	$24.9	$4.0	$0.7	$15.5	$45.1
(1)	Sites for which we have been identified as a Potentially Responsible Party.
(2)	Sempra Energy, SDG&E and SoCalGas have accrued $45 million, $2 million and $25 million, respectively, for environmental liabilities as of December 31, 2015. Of these amounts, $24 million, $1 million and $6 million were classified as current liabilities, and $21 million, $1 million and $19 million were classified as noncurrent liabilities on Sempra Energy’s, SDG&E’s and SoCalGas’ Consolidated Balance Sheets, respectively.
(3)	Does not include SDG&E’s liability for SONGS marine mitigation.
(4)	Does not include any SoCalGas accrued liabilities for environmental matters for the natural gas leak at the Aliso Canyon facility. We discuss matters related to the leak above under "Legal Proceedings – SoCalGas – Aliso Canyon Natural Gas Storage Facility Gas Leak."

Schedule Of Build To Suit Lease Future Minimum Payments Due [Abstract]
Schedule Of Build To Suit Lease Future Minimum Payments Due
FUTURE MINIMUM PAYMENTS – BUILD-TO-SUIT LEASE
(Dollars in millions)
2016	$10
2017	10
2018	10
2019	10
2020	11
Thereafter	256
Total minimum lease payments	$307